Stock Incentive Plans - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	May. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term of options exercisable		9 years 1 month 6 days		9 years 4 months 24 days
Weighted average remaining contractual term of options outstanding		8 years 9 months 18 days		9 years 7 months 6 days
Unrecognized compensation expense related to stock options		$ 41,400,000		$ 6,600,000
Weighted average grant date fair value of options		$ 40.54		$ 3.25
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 1,400,000	$ 700,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 47,559	1,100,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period recognition for unrecognized compensation expense		3 years 4 months 24 days		3 years 4 months 24 days
Employee Stock Option [Member] | Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 2,900,000	100,000	$ 300,000
Employee Stock Option [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 4,000,000	$ 200,000	$ 500,000
2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grants	209,500	1,020,319		209,500	356,800
Stock incentive plan, additional shares authorized				2,543,299
Common stock reserved for issuance	1,830,000
Maximum shares authorized	2,543,299
Shares of common stock	1,724,000
Percentage of common stock outstanding	4.00%
Stock incentive plans description		Under the 2015 Plan, the number of shares of common stock reserved for issuance is the sum of: (1) 1,830,000 plus; (2) the number of shares (up to 2,543,299 shares) equal to the sum of the number of shares of common stock then available for issuance under the 2014 Plan and the number of shares of common stock subject to outstanding awards under the 2014 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right; plus (3) an annual increase, to be added on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2016 and continuing until, and including, the fiscal year ending December 31, 2025, equal to the lowest of 1,724,000 shares of common stock, 4% of the number of shares of common stock outstanding on the first day of such fiscal year and an amount determined by the board of directors.		Under the 2015 Plan, the number of shares of common stock reserved for issuance is the sum of: (1) 1,830,000 plus; (2) the number of shares (up to 2,543,299 shares) equal to the sum of the number of shares of common stock then available for issuance under the 2014 Plan and the number of shares of common stock subject to outstanding awards under the 2014 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right; plus (3) an annual increase, to be added on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2016 and continuing until, and including, the fiscal year ending December 31, 2025, equal to the lowest of 1,724,000 shares of common stock, 4% of the number of shares of common stock outstanding on the first day of such fiscal year and an amount determined by the board of directors.
2015 Stock Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	1,830,000
Maximum shares authorized	2,543,299
Shares of common stock	1,724,000
Percentage of common stock outstanding	4.00%
2015 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	220,000
Shares of common stock	440,000
Percentage of common stock outstanding	1.00%
Stock incentive plans description		The number of shares of common stock reserved for issuance under the 2015 ESPP automatically will increase on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2016 and continuing until, and including, the fiscal year ending December 31, 2026, in an amount equal to the lowest of: (1) 440,000 shares of common stock; (2) 1% of the total number of shares of common stock outstanding on the first day of the applicable fiscal year; and (3) an amount determined by the board of directors. No shares were issued under the 2015 ESPP as of September 30, 2015.		The number of shares of common stock reserved for issuance under the 2015 ESPP automatically will increase on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2016 and continuing until, and including, the fiscal year ending December 31, 2026, in an amount equal to the lowest of: (1) 440,000 shares of common stock; (2) 1% of the total number of shares of common stock outstanding on the first day of the applicable fiscal year; and (3) an amount determined by the board of directors. No shares were issued under the 2015 ESPP as of September 30, 2015.
Number of shares issued		0
2015 Employee Stock Purchase Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	220,000
Shares of common stock	440,000
Percentage of common stock outstanding	1.00%